Financial Assets at FVPL/Available-for-Sale Financial Investments - Summary of Details Financial Assets at FVPL or Available-for-Sale Financial Investments (Detail) - PHP (₱) ₱ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Financial Assets [Line Items]
Financial assetsat FVPL	₱ 4,763
Available-for-sale financial investments		₱ 15,165
Rocket Internet S E [Member]
Disclosure Of Financial Assets [Line Items]
Financial assetsat FVPL	3,128
Available-for-sale financial investments	3,128	12,848	₱ 10,058
IFlix Limited [Member]
Disclosure Of Financial Assets [Line Items]
Financial assetsat FVPL	844
Available-for-sale financial investments		1,841
Phunware, Inc [Member]
Disclosure Of Financial Assets [Line Items]
Financial assetsat FVPL	497
Club Shares and others [Member]
Disclosure Of Financial Assets [Line Items]
Financial assetsat FVPL	₱ 294
Available-for-sale financial investments		239
Matrixx Software, Inc. [Member]
Disclosure Of Financial Assets [Line Items]
Available-for-sale financial investments		₱ 237